Net Income (loss) per Share	12 Months Ended
Dec. 31, 2012
Net Income (Loss) Per Share
Net Income (Loss) Per Share

(14)                          Net Income (Loss) Per Share

The computation of basic and diluted net income (loss) per ordinary share is as follows:

	Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Basic:
Net income (loss) from continuing operations	386,665	(744,090)	124,737
Net income from discontinued operations	29,665	127,553	—
Less: Net loss attributable to the noncontrolling interests	(5,978)	(317,163)	(5,773)
Net income (loss) attributable to the Company’s shareholders	422,308	(299,374)	130,510
Weighted average number of ordinary shares outstanding	958,029,717	1,002,810,673	1,002,308,275
Basic net income (loss) from continuing operations per ordinary share	0.41	(0.43)	0.13
Basic net income from discontinued operations per ordinary share	0.03	0.13	—
Basic net income (loss) per ordinary share	0.44	(0.30)	0.13

Basic net income (loss) from continuing operations per ADS	8.20	(8.51)	2.60
Basic net income from discontinued operations per ADS	0.62	2.54	—
Basic net income (loss) per ADS	8.82	(5.97)	2.60

Diluted:
Net income (loss) from continuing operations	386,665	(744,090)	124,737
Net income from discontinued operations	29,665	127,553	—
Less: Net loss attributable to the noncontrolling interests	(5,978)	(317,163)	(5,773)
Net income (loss) attributable to the Company’s shareholders	422,308	(299,374)	130,510
Weighted average number of ordinary shares outstanding	958,029,717	1,002,810,673	1,002,308,275
Share options	32,288,811	—	2,993,694
Total	990,318,528	1,002,810,673	1,005,301,969
Diluted net income (loss) from continuing operations per ordinary share	0.40	(0.43)	0.13
Diluted net income from discontinued operations per ordinary share	0.03	0.13	—
Diluted net income (loss) per ordinary share	0.43	(0.30)	0.13

Diluted net income (loss) from continuing operations per ADS	7.93	(8.51)	2.60
Diluted net income from discontinued operations per ADS	0.60	2.54	—
Diluted net income (loss) per ADS	8.53	(5.97)	2.60

During the years ended December 31, 2010, 2011 and 2012, the Company had share options of which would potentially dilute earnings per share in the future, but which were excluded from the computation of diluted earnings per share as their effect would have been antidilutive,  such share options consist of nil, 16,158,418 and 46,225,381 respectively.

Certain share options issued during 2010 and 2011 were cancelled in 2011. Please refer to note 20 to the consolidated financial statements for details of the options scheme issued.